FINANCIAL INSTRUMENTS (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Cash	$ 1,207	$ 11,245
Interest Rate Risk [Member]
Statement [Line Items]
Asset And Liability Exposure, Description	A 10% change in the interest rate would not a result in a material impact on the Company’s operations.
Liquidity Risk [Member]
Statement [Line Items]
Cash	$ 1,207
Working Capital	4,583
Foreign Currency Risk [Member]
Statement [Line Items]
Impact On Net Earning (loss)	368	275
Price Risk [Member]
Statement [Line Items]
Impact On Net Earning (loss)	41	65
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Impact On Net Earning (loss)	$ 117	$ 175